Debt (Notes)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
11.    DEBT

As of June 30, 2014 and December 31, 2013, we had long-term debt outstanding of $782.0 million and $717.0 million, respectively.

We also drew down on a short-term facility for $67.6 million to facilitate the LNG trade completed during the three months ended June 30, 2014. This was repaid in April 2014.

In addition, we repaid the $50.0 million debt to World Shipholding in April 2014. This facility was subsequently terminated in August 2014.

$1.125 billion facility

In February 2014, we drew down $161.3 million from our $1.125 billion facility to fund the final installment payment of the Golar Igloo. The facility is secured against the Golar Igloo and was assumed by Golar Partners upon the sale of the company which owns and operates the vessel in March 2014. The balance outstanding under the facility at the date of disposal to Golar Partners was $161.3 million (see note 4).

In May 2014, we drew down a further $127.9 million from our $1.125 billion facility to fund the final installment payment of the Golar Crystal.

Golar Arctic facility

As of June 30, 2014, we had $88.8 million of borrowings outstanding under the Golar Arctic facility which matures in January 2015 and thus, is presented under current debt. We expect to refinance this facility ahead of its expiration.